Property, Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 277,492	¥ 1,889,970	¥ 3,863,369